Inventories - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [abstract]
Raw materials	$ 76,440	$ 121,306
Current finished goods	179,611	152,716	$ 138,254	$ 77,041
Current inventories	$ 256,051	$ 274,022